Loans from Banking Corporations (Details)) - ILS (₪)	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Less - current maturities	₪ (13,892)	₪ (37,579)
Loans from banking corporations, noncurrent		16,218
Loan From Mizrahi Bank Acoount 73959 [Member]
Debt Instrument [Line Items]
Loans from banking corporations	₪ 13,892	₪ 53,797